Document and Entity Information	Sep. 05, 2024
Cover [Abstract]
Entity Registrant Name	AVIENT CORP
Amendment Flag	false
Entity Central Index Key	0001122976
Document Type	8-K
Document Period End Date	Sep. 05, 2024
Entity Incorporation State Country Code	OH
Entity File Number	1-16091
Entity Tax Identification Number	34-1730488
Entity Address, Address Line One	33587 Walker Road
Entity Address, City or Town	Avon Lake
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44012
City Area Code	440
Local Phone Number	930-1000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Shares, par value $.01 per share
Trading Symbol	AVNT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false